SHORT-TERM AND LONG-TERM DEBT - Credit Facility Narrative (Details) € in Millions, $ in Millions	1 Months Ended		9 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 27, 2018 USD ($)	May 14, 2018 EUR (€)	May 14, 2018 USD ($)	Apr. 30, 2018 USD ($)	Apr. 25, 2018 USD ($)	Jul. 31, 2017 USD ($)	Nov. 30, 2016 USD ($)	Jul. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 EUR (€)	May 31, 2014 USD ($)	Jul. 31, 2011 EUR (€)
Letter of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				$ 636
Revolving credit facility | JP Morgan
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity							$ 250			$ 400						$ 250
Borrowing				0
Revolving credit facility | Bank of America Merrill Lynch
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity										450		$ 300
Borrowing				0
Revolving credit facility | Various Lending Institutions
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity | €																	€ 4,000
Revolving credit facility | Major European Lending Institutions
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity						€ 1,600			$ 1,500
Revolving credit facility | Citi Bank
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity													$ 300
Borrowing				0
Credit Facility | Citi
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity							300
Credit Facility | Bank of America Merrill Lynch
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity							300
Credit Facility | Various Lending Institutions
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity							$ 1,300
Unsecured Revolving Credit Facility | Various Lending Institutions
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity														$ 1,295
Borrowing				0
Unsecured Revolving Credit Facility | Major European Lending Institutions
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity | €															€ 1,570
Borrowing				0
AB Revolving Credit Facility | Revolving credit facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 200
Borrowing				$ 0
Interest rate at period end				2.40%
Average outstanding amount			$ 17	$ 21
Interest rate			2.70%	2.00%
Increases in principal amount of line of credit, borrowing capacity				$ 250
A B Committed Unsecured Senior Revolving Credit Facility | Revolving credit facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 800	1,000	$ 1,000
Incremental borrowing base			$ 200
Holdings Three-Year Delayed Draw Term Loan
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 3,900
Debt instrument, term	3 years		2 years
Holdings Revolving Credit Facility | Letter of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		1,500	$ 1,900					$ 1,500
Holdings Revolving Credit Facility | Revolving credit facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 2,500	$ 2,500
Debt instrument, term		5 years	5 years
Bilateral Letter Of Credit Facilities | Letter of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 1,900
Bilateral Letter Of Credit Facilities | Letter of Credit | JP Morgan
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		150
Bilateral Letter Of Credit Facilities | Letter of Credit | Citi
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		175
Bilateral Letter Of Credit Facilities | Letter of Credit | Barclays
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		150
Bilateral Letter Of Credit Facilities | Letter of Credit | HSBC
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		150
Bilateral Letter Of Credit Facilities | Letter of Credit | CACIB
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		400
Bilateral Letter Of Credit Facilities | Letter of Credit | Helaba
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		300
Bilateral Letter Of Credit Facilities | Letter of Credit | Commerzbank
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		325
Bilateral Letter Of Credit Facilities | Letter of Credit | Natixis
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 250
General corporate purposes and Commercial Paper refinancing | Revolving credit facility | JP Morgan
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity										250
General corporate purposes and Commercial Paper refinancing | Revolving credit facility | Bank of America Merrill Lynch
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity										$ 300
General corporate purposes and Commercial Paper refinancing | Revolving credit facility | Citi Bank
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity													$ 300
Revolving loans or swingline advances | Unsecured Revolving Credit Facility | Various Lending Institutions
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity														$ 250
SCB LLC | Uncommitted Line Of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				175
Borrowing				0
ACS Life | Holdings Revolving Credit Facility | Letter of Credit
Line of Credit Facility [Line Items]
Remaining capacity at termination								125
AXA Equitable Life | Holdings Revolving Credit Facility | Letter of Credit
Line of Credit Facility [Line Items]
Remaining capacity at termination								$ 800
Axa Arizona | Letter of Credit | Commerzbank
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 700
Axa Arizona | Letter of Credit | Citibank Europe Plc [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			2,500
Axa Arizona | Letter of Credit | JP Morgan Europe Limits [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 200
Axa Arizona | Revolving credit facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				0							$ 1,500
Borrowing				1,500
Axa Arizona | Unsecured Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity											$ 1,500
Borrowing				$ 0